Subsequent Events (Details Narrative) - Subsequent Event [Member]	Oct. 27, 2025 USD ($) $ / shares shares
Subsequent Event [Line Items]
Sale of stock values | $	$ 1,000,000
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
News shares issued	109,891
Series D Preferred Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Ppurchase of warrants	25,000,000
Warrant, exercise price | $ / shares	$ 12.35
Warrant or right, reason for issuance, description	16,000,000 warrants have an expiration date of nine (9) months, 3,000,000 warrants have an expiration date of sixteen (16) months, and 6,000,000 warrants have an expiration date of two (2) years from the issuance date
Series D Preferred Stock Purchase Agreement [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Sales of stocks	549,451